Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
The following is a tabular presentation of pay vs performance presenting certain information regarding the compensation earned by the Chief Executive Officer (our Principal Executive Officer (or "PEO")) and the Named Executive Officers (or "NEO's"), and comparing such information to a "total shareholder return" (or "TSR") measure.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total Non-PEO NEO's(3) ($)	Average Compensation Actually Paid to Non-PEO NEO's(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)($)	Operating Ratio(8) (%)
					TSR(5) ($)	Peer Group TSR(6) ($)
2025	1,070,362	1,070,362	335,930	334,745	52.97	121.32	(52.5)	107.1%
2024	1,070,507	1,070,507	365,517	360,911	65.24	130.48	(29.7)	101.9%
2023	1,012,483	1,012,483	408,884	409,249	82.36	135.21	14.8	96.5%
2022	839,665	839,665	340,087	342,053	88.13	123.45	133.6	80.5%
2021	797,900	797,900	254,162	252,011	96.12	138.07	79.3	82.6%

(1)	Reflects compensation amounts reported in the Summary Compensation Table (the “SCT”) for our PEO, Michael J. Gerdin, for the respective years shown.
(2)	For 2025, 2024, 2023, 2022, and 2021, the only compensation received by Mr. Gerdin was reported in the “Salary” and “All Other Compensation” columns of the SCT and Mr. Gerdin does not receive any stock awards from the Company. Therefore, no adjustments were made to determine the compensation actually paid to Mr. Gerdin.
(3)	The following non-PEO named executive officers are included in the average figures shown:
2025: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Joshua S. Helmich.
2024: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Michael P. Donovan and Joshua S. Helmich.
2023: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Todd A. Smith and Michael P. Donovan.
2022: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Todd A. Smith.
2021: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.
(4)	To calculate the compensation actually paid for our non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	335,930	(33,219)	—	—	32,034	—	334,745
2024	365,517	(84,876)	—	—	84,876	(4,606)	360,911
2023	408,884	(22,967)	10,712	(2,160)	12,721	2,059	409,249
2022	340,087	(51,039)	12,886	—	40,119	—	342,053
2021	254,162	(2,511)	—	(320)	2,511	(1,831)	252,011

(5)	The total shareholder returns assumes that $100 was invested on December 31, 2020 in the Company and that dividends were reinvested when and as paid.
(6)	The Peer Group TSR assumes that $100 was invested on December 31, 2020 in the Peer Group made up of the six companies listed in the Compensation Discussion and Analysis section of this proxy statement (Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., PAMT Corp., Schneider National, Inc., and Werner Enterprises, Inc.) and that dividends were reinvested when and as paid.

(7)	Reflects Net Income in the Company’s Consolidated Statements of Comprehensive Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
(8)	Our company-selected measure is Operating Ratio, which is described below.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) To calculate the compensation actually paid for our non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	335,930	(33,219)	—	—	32,034	—	334,745
2024	365,517	(84,876)	—	—	84,876	(4,606)	360,911
2023	408,884	(22,967)	10,712	(2,160)	12,721	2,059	409,249
2022	340,087	(51,039)	12,886	—	40,119	—	342,053
2021	254,162	(2,511)	—	(320)	2,511	(1,831)	252,011

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total shareholder return of the Company and the Peer Group for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Net Income [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Compensation Actually Paid vs. Operating Ratio [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s Operating Ratio for 2025, 2024, 2023, 2022, and 2021 is represented by the graph below:

Tabular List [Text Block]
Tabular Disclosure of the Most Important Measures to Link Compensation Actually Paid for 2025 to Company Performance

The following three financial metrics were the most important measures used to link compensation actually paid for 2025 to Company Performance. Please see the Compensation Discussion and Analysis section for a further description of the metrics used in the Company's executive compensation program.

Total Shareholder Return - Key metric in determining salary and equity awards. This metric, which compares Company TSR to the TSR of comparable publicly traded peers operating in the transportation industry. The Compensation Committee utilizes this metric for decisions on base salary and equity awards as discussed in the “Compensation Discussion and Analysis.

Net Income - Key metric in determining salary and equity awards.

Operating Ratio - Key metric in determining salary and equity awards and is defined as operating expenses as a percentage of operating revenues. The Compensation Committee believes that this metric represents the overall operating effectiveness of the Company, as compared to other publicly traded trucking companies, and is an important measure to be considered when making decisions on salary and equity awards.

PEO Total Compensation Amount	$ 1,070,362	$ 1,070,507	$ 1,012,483	$ 839,665	$ 797,900
PEO Actually Paid Compensation Amount	1,070,362	1,070,507	1,012,483	839,665	797,900
Total Shareholder Return Amount	52.97	65.24	82.36	88.13	96.12
Peer Group Total Shareholder Return Amount	121.32	130.48	135.21	123.45	138.07
Net Income	$ (52,500,000)	$ (29,700,000)	$ 14,800,000	$ 133,600,000	$ 79,300,000
Company Selected Measure Amount	107.10%	101.90%	96.50%	80.50%	82.60%
Non-PEO NEO Average Total Compensation Amount	$ 335,930	$ 365,517	$ 408,884	$ 340,087	$ 254,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 334,745	360,911	409,249	342,053	252,011
Named Executive Officers, Footnote [Text Block]

The following non-PEO named executive officers are included in the average figures shown:
2025: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Joshua S. Helmich.
2024: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Michael P. Donovan and Joshua S. Helmich.
2023: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Todd A. Smith and Michael P. Donovan.
2022: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Todd A. Smith.
2021: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.

Adjustment to PEO Compensation, Footnote [Text Block]	For 2025, 2024, 2023, 2022, and 2021, the only compensation received by Mr. Gerdin was reported in the “Salary” and “All Other Compensation” columns of the SCT and Mr. Gerdin does not receive any stock awards from the Company. Therefore, no adjustments were made to determine the compensation actually paid to Mr. Gerdin.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR assumes that $100 was invested on December 31, 2020 in the Peer Group made up of the six companies listed in the Compensation Discussion and Analysis section of this proxy statement (Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., PAMT Corp., Schneider National, Inc., and Werner Enterprises, Inc.) and that dividends were reinvested when and as paid.
Company Selected Measure Name [Text Block]	Operating Ratio
PEO Name [Text Block]	Michael J. Gerdin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Non-PEO NEO [Member] Stock and Option Awards Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (33,219)	(84,876)	(22,967)	(51,039)	(2,511)
Non-PEO NEO [Member] YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	10,712	12,886	0
Non-PEO NEO [Member] Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	0	(2,160)	0	(320)
Non-PEO NEO [Member] Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	32,034	84,876	12,721	40,119	2,511
Non-PEO NEO [Member] Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 0	$ (4,606)	$ 2,059	$ 0	$ (1,831)